Document and Entity Information	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	Adagio Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40703
Entity Tax Identification Number	83-1403134
Entity Address, Address Line One	1601 Trapelo Road
Entity Address, Address Line Two	Suite 178
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	819-0080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ADGI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	As previously reported by Adagio Therapeutics, Inc. (the “Company”) on a Current Report on Form 8-K filed with the Securities and Exchange Commission on February 23, 2022 (the “Initial Form 8-K”), the Company’s Board of Directors appointed David Hering to serve as Interim Chief Executive Officer. This Current Report on Form 8-K/A is being filed, pursuant to Instruction 2 to Item 5.02 of Form 8-K, as an amendment to the Initial Form 8-K to add information related to additional compensation that Mr. Hering received in connection with his appointment to this new position that was not determined at the time of the filing of the Initial Form 8-K.
Entity Central Index Key	0001832038